Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Conservative Allocation Fund | Conservative Allocation - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	6.84%	10.27%	(9.94%)	13.09%	8.14%	17.94%	(1.78%)	11.15%	4.07%	(1.11%)
Core Plus Income Fund | Core Plus Income Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.14%	6.95%	(9.93%)	1.60%	10.19%	7.39%	1.48%	2.83%	7.11%	0.01%
Large Cap Equity Fund | Large Cap Equity Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	12.66%	29.62%	(22.76%)	26.78%	18.43%	34.13%	(4.87%)	15.55%	2.88%	(4.47%)
Multi Cap Equity Fund | Multi Cap Equity Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	15.59%	17.80%	(21.21%)	23.57%	7.57%	33.26%	(11.50%)	11.46%	6.22%	(9.25%)
Nebraska Tax-Free Income Fund | Nebraska Tax-Free Income Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	1.19%	3.78%	(4.84%)	0.35%	3.64%	4.05%	0.67%	1.61%	(0.71%)	0.96%
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	15.38%	16.51%	(22.83%)	11.80%	8.82%	33.48%	(5.80%)	4.99%	5.70%	(7.56%)
Short Duration Income Fund | Short Duration Income Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	5.56%	6.25%	(2.86%)	0.98%	3.27%	4.02%	1.13%	1.34%	2.95%	(0.07%)
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.87%	4.97%	1.24%	0.02%	1.01%	2.39%	1.77%	0.76%	0.15%	0.01%